1
Gabelli Gold Fund, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 99.4%
Metals and Mining — 99.4%
Asia/Pacific Rim — 20.9%
1,117,308 Adriatic Metals plc, CDI† .......................... $ 2,890,340
327,117 Anglogold Ashanti plc ............................... 12,142,583
1,500,000 Ausgold Ltd.† ........................................... 515,501
5,000,000 Bellevue Gold Ltd.† .................................. 3,577,266
7,709,755 De Grey Mining Ltd.† ................................ 10,261,148
2,525,000 Evolution Mining Ltd. ............................... 11,217,776
2,049,126 Northern Star Resources Ltd. .................... 23,456,862
3,995,000 Perseus Mining Ltd., Australia .................. 8,312,598
9,605,264 Predictive Discovery Ltd.† ........................ 2,280,703
937,500 Tolu Minerals Ltd.† ................................... 536,004
4,997,520 Westgold Resources Ltd.† ........................ 9,063,985
3,071,042 Westgold Resources Ltd. .......................... 5,526,549
89,781,315
Europe — 6.4%
726,960 Endeavour Mining plc ............................... 17,468,661
400,000 Fresnillo plc ............................................. 4,836,312
1,500,000 Hochschild Mining plc† ............................ 5,125,018
27,429,991
North America — 71.0%
72,204 Agnico Eagle Mines Ltd., New York ........... 7,827,636
235,859 Agnico Eagle Mines Ltd., Toronto .............. 25,553,509
22,675 Alamos Gold Inc., New York, Cl. A ............. 606,330
775,250 Alamos Gold Inc., Toronto, Cl. A ............... 20,713,917
1,000,000 Americas Gold & Silver Corp.† .................. 535,075
7,000,000 Americas Gold and Silver Corp.† ............... 3,745,527
200,000 Aris Mining Corp.† ................................... 924,221
910,000 Artemis Gold Inc.† ................................... 10,819,707
175,000 Aya Gold & Silver Inc.† ............................. 1,352,281
715,275 Barrick Gold Corp. .................................... 13,904,946
2,050,000 Calibre Mining Corp.† ............................... 4,558,563
175,000 Collective Mining Ltd.† ............................. 1,526,180
126,479 Contango ORE Inc.† ................................. 1,291,351
1,250,000 Discovery Silver Corp.† ............................ 1,841,493
785,000 Dundee Precious Metals Inc. ..................... 10,408,116
685,000 Eldorado Gold Corp.† ............................... 11,521,700
400,000 Equinox Gold Corp.† ................................ 2,752,000
95,200 Franco-Nevada Corp. ................................ 14,972,806
628,125 G Mining Ventures Corp.† ......................... 8,192,840
600,000 IAMGOLD Corp.† ..................................... 3,750,000
1,390,000 K92 Mining Inc.† ...................................... 11,987,005
2,075,000 Kinross Gold Corp. ................................... 26,165,750
488,000 Lundin Gold Inc. ....................................... 15,110,858
1,450,000 Montage Gold Corp.† ............................... 3,284,806
687,748 Newmont Corp. ........................................ 33,204,473
1,550,000 OceanaGold Corp. .................................... 5,170,077
500,000 Orla Mining Ltd.† ..................................... 4,675,000
225,000 Pan American Silver Corp. ........................ 5,811,750
1,650,000 Probe Gold Inc.† ...................................... 2,235,850
Shares
Market
Value
79,000 Royal Gold Inc. ......................................... $ 12,917,290
475,000 Rupert Resources Ltd.† ............................ 1,356,624
100,000 Southern Cross Gold Consolidated Ltd.† ... 309,232
895,833 Victoria Gold Corp.†(a) ............................. 0
906,000 Wesdome Gold Mines Ltd.† ...................... 10,791,036
1,800,000 Western Copper & Gold Corp.† ................. 2,051,353
306,000 Wheaton Precious Metals Corp. ................ 23,754,780
305,624,082
South Africa — 1.1%
220,000 Gold Fields Ltd., ADR ............................... 4,859,800
TOTAL COMMON STOCKS .................. 427,695,188
WARRANTS — 0.0%
Metals and Mining — 0.0%
North America — 0.0%
15,000 Contango ORE Inc., expire 05/09/26† ........ 8,599
24,999 Osisko Development Corp., expire
03/02/27† ............................................. 17
TOTAL WARRANTS .......................... 8,616
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0.6%
$ 2,400,000 U.S. Treasury Bills,
4.223% to 4.239%††,
06/12/25 to 06/26/25 ............................ 2,377,194
TOTAL INVESTMENTS — 100.0%
(Cost $222,674,082) ............................. $ 430,080,998
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest